Other Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
Amortization expenses	$ 437	$ 592	$ 771